Lease Commitments - Minimum Annual Lease Commitments (Details) - USD ($)	Mar. 31, 2020	Dec. 31, 2019
Operating Leases, Future Minimum Payments Due, Fiscal Year Maturity [Abstract]
2020	$ 16,547,233	$ 12,291,753
2021	11,746,784	7,811,982
2022	9,823,064	5,632,124
2023	8,316,930	4,492,642
2024	6,390,029	3,082,588
Thereafter	17,668,659	4,036,732
Lease commitments	$ 70,492,699	$ 37,347,821